Note 27 (Tables)	6 Months Ended
Jun. 30, 2021
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income Classified By Concepts [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheet is as follows:

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	June 2021	December 2020
Items that will not be reclassified to profit or loss		(2,077)	(2,815)
Actuarial gains (losses) on defined benefit pension plans		(1,012)	(1,474)
Non-current assets and disposal groups classified as held for sale		—	(65)
Fair value changes of equity instruments measured at fair value through other comprehensive income	12.4	(1,060)	(1,256)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(5)	(21)
Items that may be reclassified to profit or loss		(13,271)	(11,541)
Hedge of net investments in foreign operations (effective portion)		(191)	(62)
Of which: Mexican peso		(535)	(362)
Of which: Turkish lira		357	317
Of which: other exchanges		(12)	(18)
Foreign currency translation		(14,221)	(14,185)
Of which: Mexican peso		(4,782)	(5,220)
Of which: Turkish lira		(5,410)	(4,960)
Of which: Argentine peso		(1,159)	(1,247)
Of which: Venezuela Bolívar		(1,860)	(1,860)
Of which: other exchanges		(1,010)	(898)
Hedging derivatives. Cash flow hedges (effective portion)		(358)	10
Fair value changes of debt instruments measured at fair value through other comprehensive income	12.4	1,512	2,069
Non-current assets and disposal groups classified as held for sale (*)		—	644
Share of other recognized income and expense of investments in joint ventures and associates		(13)	(17)
Total		(15,348)	(14,356)
(*) Correspond mainly to BBVA USA